Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (95.9%)
		Communication Services (4.6%)
1,988		Alphabet, Inc. - Class A	$213,392
1,514	CAD	BCE, Inc.	72,769
1,648		Verizon Communications, Inc.	63,992
			350,153
		Consumer Discretionary (9.8%)
340		Aptiv, PLC	34,972
1,692	HKD	BYD Company, Ltd. - Class H	50,870
2,116	EUR	Cie Generale des Etablissements Michelin SCA	67,221
1,738	GBP	Greggs, PLC	61,552
1,714	EUR	Industria de Diseno Textil, SA	58,851
2,048		Levi Strauss & Company - Class A	29,614
894		LKQ Corp.	51,611
382		NIKE, Inc. - Class B	48,407
1,180		Sony Group Corp.	105,811
888		Starbucks Corp.	101,489
1,150		TJX Cos., Inc.	90,643
176		Tractor Supply Company	41,958
			742,999
		Consumer Staples (7.5%)
146		Costco Wholesale Corp.	73,470
1,118		Darling Ingredients, Inc.#	66,599
3,192	EUR	Jeronimo Martins SGPS, SA	80,546
700	EUR	Kerry Group, PLC - Class A	73,616
2,796	EUR	Koninklijke Ahold Delhaize, NV	96,186
122	EUR	L'Oreal, SA	58,175
334		McCormick & Company, Inc.	29,342
572		Target Corp.	90,233
			568,167
		Financials (13.2%)
5,868	HKD	AIA Group, Ltd.	63,504
9,874	GBP	Aviva, PLC	52,491
1,556		Bank of New York Mellon Corp.	66,270
175,000	IDR	Bank Rakyat Indonesia Persero, Tbk PT	60,838
364		Credicorp, Ltd.	49,315
3,490	NOK	DNB Bank, ASA	61,305
8,640	MXN	Grupo Financiero Banorte, SAB de CV - Class O	74,879
1,768	HKD	Hang Seng Bank, Ltd.	26,150
1,192		HDFC Bank, Ltd.	83,202
759	HKD	Hong Kong Exchanges & Clearing, Ltd.	31,328
432		Intercontinental Exchange, Inc.	47,058
6,962		Itau Unibanco Holding, SA (ADR)	35,854
1,118	EUR	KBC Group, NV	79,804
78		MSCI, Inc.	37,631
3,600	JPY	ORIX Corp.	60,773
390		PNC Financial Services Group, Inc.	50,797
2,056	KRW	Shinhan Financial Group Company, Ltd.	53,689
384		Travelers Companies, Inc.	69,558
			1,004,446
		Health Care (13.6%)
238	AUD	Cochlear, Ltd.	38,842
218	DKK	Coloplast, A/S - Class B	31,357
292	AUD	CSL, Ltd.	58,077
1,028		CVS Health Corp.	75,363
1,136	GBP	Dechra Pharmaceuticals, PLC	53,252
560		Edwards Lifesciences Corp.	49,269
456	EUR	EssilorLuxottica, SA	90,142
2,012	NZD	Fisher & Paykel Healthcare Corp., Ltd.	34,440
802		Gilead Sciences, Inc.	65,932
930		Merck & Company, Inc.	107,387
376	EUR	Merck KGaA	67,347
566	DKK	Novo Nordisk, A/S - Class B	94,098
304	CHF	Roche Holding, AG	95,347
218	CHF	Straumann Holding, AG	32,596
600	JPY	Sysmex Corp.	38,340
188		Thermo Fisher Scientific, Inc.	104,321
			1,036,110
		Industrials (15.8%)
1,362	SEK	Assa Abloy, AB - Class B	32,393
3,082	SEK	Atlas Copco, AB - Class A	44,509
1,302		Ball Corp.	69,240
1,082		Canadian Pacific Kansas City Common Stock	85,305
1,800	JPY	Daifuku Company, Ltd.	32,897
206		Deere & Company	77,872
1,200	JPY	East Japan Railway Company	68,735
1,872	SEK	Epiroc, AB - Class A	37,421
572		Ferguson, PLC	80,549
390	EUR	Kingspan Group, PLC	26,945
122	CHF	Kuehne + Nagel International, AG	36,019
1,200	JPY	Nidec Corp.	59,047
644		Quanta Services, Inc.	109,248
1,200	JPY	Recruit Holdings Company, Ltd.	33,680
158		Rockwell Automation, Inc.	44,779
590	EUR	Siemens, AG	96,803
1,900	CNY	Sungrow Power Supply Company, Ltd. - Class A	30,918
218		Trane Technologies, PLC	40,507
396		United Parcel Service, Inc. - Class B	71,205
510		Waste Management, Inc.	84,685
390		Xylem, Inc.	40,498
			1,203,255
		Information Technology (20.7%)
182		Accenture, PLC - Class A	51,013
110		Adobe, Inc.	41,532
632	EUR	Amadeus IT Group, SA#	44,389
1,478		Apple, Inc.	250,787
798		Applied Materials, Inc.	90,198
1,526		Cisco Systems, Inc.	72,104
680	EUR	Dassault Systemes, SE	27,477
2,206	EUR	Infineon Technologies, AG	79,985
104		Intuit, Inc.	46,171
840		Microsoft Corp.	258,098
280		NVIDIA Corp.	77,697
600	JPY	Omron Corp.	34,975
141	KRW	Samsung SDI Company, Ltd.	72,797
778	EUR	SAP SE	105,325

See accompanying Notes to Schedule of Investments

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
814		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	$68,620
492		TE Connectivity, Ltd.	60,206
407		Texas Instruments, Inc.	68,050
528		Visa, Inc. - Class A	122,881
			1,572,305
		Materials (5.3%)
444	EUR	Air Liquide, SA	79,835
364	GBP	Croda International, PLC	31,931
286	EUR	DSM-Firmenich, AG#	37,426
474		Ecolab, Inc.	79,556
15,200	BRL	Klabin, SA	58,297
170		Linde, PLC	62,807
498	DKK	Novozymes, A/S - Class B	25,870
110	CHF	Sika, AG	30,200
			405,922
		Real Estate (2.3%)
274		American Tower Corp.	56,003
1,277	SGD	CapitaLand Ascott Trust	1,034
22,400	SGD	Capitaland Investment, Ltd.	62,448
414		Prologis, Inc.	51,853
			171,338
		Utilities (3.1%)
38,000	HKD	China Water Affairs Group, Ltd.	30,401
1,308	EUR	EDP Renovaveis, SA	29,056
11,102	COP	Interconexion Electrica, SA ESP	43,009
4,102	GBP	National Grid, PLC	59,001
274	DKK	Orsted, A/S	24,571
5,946	EUR	Terna - Rete Elettrica Nazionale	51,498
			237,536
		Total Common Stocks (Cost $6,939,320)	7,292,231
TOTAL INVESTMENTS (95.9%) (Cost $6,939,320)			7,292,231
OTHER ASSETS, LESS LIABILITIES (4.1%)			308,937
NET ASSETS (100.0%)			$7,601,168

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2023 (UNAUDITED)

CURRENCY EXPOSURE APRIL 30, 2023

	Value	% of Total Investments
US Dollar	$4,044,954	55.5%
European Monetary Unit	1,250,627	17.2%
Japanese Yen	328,447	4.5%
British Pound Sterling	258,227	3.5%
Hong Kong Dollar	202,253	2.8%
Swiss Franc	194,162	2.7%
Danish Krone	175,896	2.4%
South Korean Won	126,486	1.7%
Swedish Krona	114,323	1.6%
Australian Dollar	96,919	1.3%
Mexican Peso	74,879	1.0%
Canadian Dollar	72,769	1.0%
Singapore Dollar	63,482	0.9%
Norwegian Krone	61,305	0.8%
Indonesian Rupiah	60,838	0.8%
Brazilian Real	58,297	0.8%
Colombian Peso	43,009	0.6%
New Zealand Dollar	34,440	0.5%
Chinese Yuan Renminbi	30,918	0.4%
Total Investments	$7,292,231	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Antetokounmpo Sustainable Equities ETF (the “Fund”) is a Delaware statutory trust organized on August 15, 2022 and which commenced operations on February 3, 2023. The Fund's investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC (“CGAM”), serves as the Fund’s adviser (“Adviser”). CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund's subadviser ("Subadviser").

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the "Subadviser", have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund will maintain a minimum investment in non-U.S. equity securities, including emerging markets that will be no less than 40% of the Fund’s net assets under normal market conditions. The Fund will generally be invested in a minimum of five (5) countries.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the NAV on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at April 30, 2023 was as follows*:

Cost basis of investments	$6,939,320
Gross unrealized appreciation	457,314
Gross unrealized depreciation	(104,403)
Net unrealized appreciation (depreciation)	$352,911

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.